Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments and Contingencies [Abstract]
Summary of future minimum monthly rental commitments relating to the Miami Beach and San Jose leases
Year	Amount
2014	$266,800
2015	46,753
Total	$313,553

Year	Amount
2013	$178,466
2014	183,542
2015	72,107
Total	$434,115